CONVERTIBLE NOTE, NET (Tables)	6 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Summary of key assumption used in estimates of warrants
The key assumption used in estimates are as follows:

	July 29, 2020	September 25, 2020	October 14, 2020	October 20, 2020	October 29, 2020	December 15, 2020	February 25, 2021
Terms of warrants	60 months	60 months	60 months	60 months	60 months	60 months	60 months
Exercise price	11.4618	10.2214	9.3041	8.6653	7.6830	5.1676	3.5418
Risk free rate of interest	0.21%	0.21%	0.29%	0.29%	0.29%	0.28%	0.58%
Dividend yield	0.00	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Annualized volatility of underlying stock	40.0%	39.0%	39.0%	39.0%	39.0%	40.0%	41.0%

Summary of warrants activity
A summary of warrants activity for the six months ended March 31, 2021 was as follows:

	Number of shares	Weighted average life	Expiration Dates
Balance of warrants outstanding as of September 30, 2020	109,567	4.84 years
Grants of Warrants on October 14, 2020	4,815	5 years	October 14, 2025
Grants of Warrants on October 20, 2020	13,848	5 years	October 20, 2025
Grants of Warrants on October 29, 2020	15,619	5 years	October 29, 2025
Grants of Warrants on December 15, 2020	28,718	5 years	December 15, 2025
Grants of Warrants on February 25, 2021	23,152	5 years	February 25, 2025

Balance of warrants outstanding as of March 31, 2021	195,719	4.50 years